Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases	Leases
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) and additionally in July 2018, the ASU 2018-11, Leases (Topic 842) Targeted Improvements, which superseded ASC Topic 840, Leases. The new standard increases transparency and comparability by requiring the recognition by lessees of right-of-use (“ROU”) assets and lease liabilities on the balance sheet for those leases classified as operating leases. Under the standard, disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing and uncertainty of cash flows arising from leases.
Accounting Policies
We adopted Topic 842 Leases on its effective date on January 1, 2019 and the comparative information has not been adjusted and continues to be reported under ASC Topic 840 Leases. As a result, we changed our accounting policy for leases as detailed below.
We implemented the standard using the required modified retrospective approach and have also elected to utilize the package of practical expedients, which permitted us to not reassess (1) whether any expired or existing contracts are or contain leases, (2) the lease classification for any expired or existing leases, and (3) any initial direct costs for any existing leases as of the effective date. We also elected the practical expedient to use hindsight in determining the appropriate lease term and in assessing impairment of its right-of-use assets. In using the modified retrospective approach, we were required to recognize and measure leases existing at, or entered into after, the beginning of the earliest comparative period presented.
Adoption of the new standard resulted in the recording of additional net lease assets and lease liabilities of approximately $57.4 million and $57.7 million, respectively as of January 1, 2019. The difference between the additional lease assets and lease liabilities was recorded as a $0.3 million adjustment to retained earnings. The standard did not materially impact our consolidated income statements and had no impact on cash flows.
Nature of Existing Leases
We have operating and finance leases for equipment, cars, machinery, other equipment, office and buildings. Our leases have remaining lease terms of 1 year to 9 years, some of which include options to extend or early renew the leases, and some of which include options to early terminate the leases. As of December 31, 2019, no such options have been recognized as part of the right-of-use assets and lease liabilities.
Operating leases can contain variable lease charges based on an index like consumer prices or rates. During 2019, amounts recorded as variable lease payments not included in the operating lease liability were not material.
When we cannot readily determine the interest rate implicit in the operating lease contracts, we apply our incremental borrowing rate based on information available at the commencement date in determining the present value of lease payments. We use the implicit rate when it is readily determinable.
Supplemental balance sheet and other information related to leases was as follows:

(in thousands, except lease term and discount rate)	Location in balance sheet	December 31, 2019
Operating lease right-of-use assets	Other long-term assets	$57,305
Current operating lease liabilities	Accrued and other current liabilities	$18,739
Long-term operating lease liabilities	Other long-term liabilities	$39,631

Weighted average remaining lease term - operating leases (in years)		3.71
Weighted average discount rate - operating leases		2.39%

The components of lease expense were as follows:

Year Ended December 31,
(in thousands)	2019
Operating lease cost	$24,378

Supplemental cash flow information related to leases was as follows:

Year Ended December 31,
(in thousands)	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(26,113)

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$24,670

Maturities of lease liabilities were as follows:

(in thousands)	Operating Leases
2020	$19,914
2021	16,009
2022	11,885
2023	7,119
2024	3,391
Thereafter	3,202
Total lease payments(1)	61,520
Less imputed interest	(3,150)
Total	$58,370
(1) Total lease payments exclude payments associated to the lease agreement discussed below that has not yet commenced.
As of December 31, 2019, we had an additional operating lease for a facility related primarily to research and development that has not yet commenced but will create significant rights and obligations for the Company. The agreement commences in 2020 with future undiscounted aggregate lease payments of $44.5 million to be paid over a lease term of 15 years.
We did not hold any material finance leases as of December 31, 2019 or January 1, 2019.